Stockholders' Deficit	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 11 - STOCKHOLDERS' DEFICIT

Preferred Stock

As of March 31, 2020, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 4,999,750 remain available for designation and issuance.

As of March 31, 2020 and September 30, 2019, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

Common Stock

On January 30, 2019 the Company's shareholders approved an increase in authorized common stock to 6,000,000,000 from 1,500,000,000, which became effective February 24, 2019. On August 6, 2019, the Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc. The name change and the stock split became effective in February 2020, and the transfer agent adjusted the outstanding shares for the reverse split on February 10, 2020. All share and per share related amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented to recognize the reverse split. As of March 31, 2020 and September 30, 2019 there were 4,414,959, and 3,255,346, shares outstanding, respectively.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the "Plan") that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000, shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of March 31, 2020, 82,245 awards remain available for grant under the Plan.

Shares Issued for non-employee Services

On December 31, 2019, the Company approved the issuance of 120,000 restricted common shares to Tysadco Partners for the prior three months investor relation services. The shares were valued at $12,000, and charged to professional fees.

On December 31, 2019, the Company approved the issuance of 45,000 restricted common shares to an individual for the prior four months of technology support services. The shares were valued at $4,500, and charged to professional fees.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 50,000 common shares of restricted stock. The services relate mostly to technology and related internet media and website improvement. The shares were valued at $.05 per share based on the value of the services to be received for total expense of $2,500, charged to professional fees.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 25,000 common shares of restricted stock the services relate mostly to investor relations through internet media. The shares were valued at $.10 per share based on the value of the services to be received for total expense of $2,500, charged to professional fees.

On February 21, 2020, the Company issued 23,948 shares of common stock to an attorney in settlement of amounts owed of $456.

All shares issued to employees and non-employees are valued at the greater of the value of the services (as evidenced by invoices or contractual obligations) or the quoted trading prices on the respective grant dates.

Shares of Common Stock Issued for Conversion of Convertible Notes Payable

On October 22, 2019, the Company issued 142,857, shares of common stock to Redstart Holding Corporation, as it converted principal of $10,000, on its convertible note dated March 4, 2019, at the contractual rate of $.00007 per share. The balance of principal following the conversion was $68,000.

On October 29, 2019, the Company issued 155,000, shares of common stock to Crown Bridge Partners, as it converted principal of $5,700, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00004 per share. The balance of principal following the conversion was $29,300.

On November 19, 2019, the Company issued 71,429, shares of common stock to Redstart Holding Corporation, as it converted principal of $5,000, on its convertible note dated March 4, 2019, at the contractual rate of $.00007 per share. The balance of principal following the conversion was $63,000.

On February 14, 2020, Redstart Holdings, converted $1,600, of principal from their note issued on March 2, 2019, for 158,416, shares of common stock, at the contracted price of $.0101.

On February 25, 2020, Trillium Partners LP, holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 322,875, shares of common stock at the contracted price of $.008 per share. Principal of $247, accrued interest of $1,331, and conversion fees of $1,005, were converted.

On March 11, 2020, Trillium Partners LP, holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 239,608, shares of common stock at the contracted price of $.00625 per share. Principal of $450, accrued interest of $43, and conversion fees of $1,005, were converted.

Debt premiums of $16,277, were reclassified to additional paid in capital in conjunction with the conversions above.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the three months ended March 31, 2020.

For the six months ended March 31, 2020 and 2019, the Company recorded $132,599, and $132,393, of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at March 31, 2020 amounted to $220,345. The weighted average period over which share-based compensation expense related to these options will be recognized is approximately 1 year.

For the six months ended March 31, 2020 and year ended September, 2019, a summary of the Company's stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2018	18,505	220.00	8.46	-	-
Forfeited	(750)	-	-	-	-
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Outstanding at March 31, 2020	17,755	-	6.14	-	-
Exercisable at March 31, 2020	12,917	$220.00	2.76	$-	$-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On September 9, 2016, 500 5-year warrants exercisable at $10, per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000.

On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350. On December 20, 2017 an additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300, warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note 9). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of March 31, 2020, the warrant value was evaluated and the warrant holder is entitled to exercise its warrants for 9,981,423 common shares and the related derivative liability is $119,777.

For the six months ended March 31, 2020, a summary of the Company's warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2019	1,198,270	$.40	4.1	$-	$71,867
Anti-dilution adjustment	8,783,653
Outstanding and exercisable at March 31, 2020	9,981,923	$.0053	2.61	-	$245,555

NOTE 12 - STOCKHOLDERS' DEFICIT

Preferred Stock

As of September 30, 2019, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 4,999,750 remain available for designation and issuance.

As of September 30, 2019 and September 30, 2018, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

Common Stock

On April 17, 2018 the Company's shareholders approved an increase in authorized common stock to 1,500,000,000 from 200,000,000, which became effective upon the filing of an amendment to the articles of incorporation with the State of Delaware on April 24, 2018. On January 30, 2019 the Company's shareholders approved an increase in authorized common stock to 6,000,000,000 from 1,500,000,000, which became effective February 24, 2019. As of September 30, 2019 and September 30, 2018 there were 3,255,346 and 767,160 shares outstanding, respectively. On August 6, 2019, the Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 common shares outstanding, and changing its name to Bantec, Inc. The name change and the stock split were effective on February 10, 2020, and all common share and per share amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented for the effects of the reverse stock split.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the "Plan") that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000, shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of September 30, 2019, 99,982, awards remain available for grant under the Plan.

Common Stock Issued for Employee Compensation

On July 15, 2018 the Company issued 2,000 common shares to Matthew Wiles, Vice President of Business Operations at Howco. The shares were valued based on the market price of $7.47 per share on the date of the grant at $14,940, and the shares vest on August 6, 2018. The shares were issued as compensation for his pending Board of Directors membership. The value of the shares was expensed as director fees on August 6, 2018, since they vested.

Under the terms of the January 4, 2019 compensation agreement with the CFO, the Company was to issue 100 shares each month to the CFO. On March 13, 2019, the Company was obligated to, and issued 200 shares valued at the grant date quoted stock price of $1.00, for total of $200, charged to compensation expenses.

On June 10, 2019, 1,500 common shares were issued to the CFO. The shares were valued at the issue date quoted stock price of $0.30. The shares issued covered shares owed in conjunction with the compensation agreement (300 shares) and 1,200 shares issued as severance compensation. $450 was charged to compensation expenses.

Shares Issued for non-employee Services

On April 1, 2018, the Company entered into a one year oral management consulting agreement with an individual. In connection with this agreement, the Company issued 4,000, common shares to the consultant. Such shares were valued on the vesting dates of April 1, 2018, at $296,000, or $74.00 per share based on the quoted trading price. In connection with these shares, the Company has recorded prepaid professional fees of $295,600 to be recognized monthly as expense over the one-year term. The prepaid expense of $147,800 at September 30, 2018 was fully amortized at September 30, 2019.

On June 19, 2018, Tysadco Partners was issued 533, shares of restricted common stock for services under a one-year agreement. 400 shares were issued as the "retainer", to be vested in four equal installments beginning on the effective date of the agreement and 60, 120 and 180 days following the effective date. The remaining 133, shares were issued for the monthly compensation arrangement. The related charges will be measured on the vesting dates at fair value and recognized in Professional Fees (expense) pro rata over the service term. Unamortized prepaid expenses amounted to $0, and $7,539, at September 30, 2019 and 2018, respectively.

On July 12, 2018, 150, vested common shares were issued to a consultant. The shares were valued at the market price of $8.30 per share on the day of the grant. The value of $1,245, was charged to professional fees on issuance.

On July 12, 2018, 1,500, vested common shares were issued to a financial advisory consultant. The shares were valued at the market price of $8.30 per share on the day of the grant. The value of $12,450, was charged to professional fees on issuance.

On July 12, 2018, 150, vested common shares were issued to a consultant. The shares were valued at the market price of $8.30 per share on the day of the grant. The value of $1,245, was charged to professional fees on the date on issuance.

On August 6, 2018, 125, vested common shares were issued to a consultant. The shares were valued at the market price of $9.60 per share on the day of the grant. The value of $1,318, was charged to professional fees on issuance.

On September 24, 2018, 2,387, common shares were issued to Tysadco Partners for the Company's investor relations firm as per the agreement for monthly payments in shares of $4,000, per month totaling $16,000, which was fully recognized as expense as of September 30, 2018.

On March 1, 2019, under the Company's March 1, 2019, agreement with its technology support provider the Company is to issue common shares equal to $1,500 every month. The Company recognized the expense of $1,500, and authorized the issuance of 1,667, shares to the vendor as of March 31, 2019.

On March 31, 2019, 10,000, common shares were issued to Tysadco Partners for the Company's investor relations firm as per the agreement for monthly payments in common shares of $4,000 per month totaling $16,000, which was fully recognized as expense as of March 31, 2019. The issuance settled the amounts due for October 20, 2018 through February 20, 2019.

On May 3, 2019, the Company issued 8,000, common shares to its technology support provider, for services for April and May 2019. The shares were valued at $0.375, and $3,000, was charged to expense.

On June 10, 2019, the Company issued 1,192, common shares to a consultant. The shares were valued at $0.30 per share, and $358, was charged to expense.

On August 28, 2019, the Company issued 15,288, common shares to an attorney for services. The shares were valued at the stock price on the date the shares were issued at $0.0447, and $684, was charged to professional fees.

On September 30, 2019, the Company approved the issuance of 240,000, restricted common shares to Tysadco Partners for the prior six months investor relation services. The shares were valued at $0.10 and $24,000, was charged to professional fees.

On September 30, 2019, the Company approved the issuance of 32,500, restricted common shares to an individual for the prior four months of technology support services. The shares were valued at $0.1846 and $6,000, was charged to professional fees.

All shares issued to employees and non-employees are valued at the quoted trading prices on the respective grant dates.

Shares Issued for Settlement

On August 27, 2018, the Company settled outstanding accounts payable with a vendor by issuing 2,308, common shares. On September 27, 2018, the Company agreed to issue 2,692 shares for a total of 5,000 shares to settle the payable balance of $15,000. These shares were valued at the market price of $5.80 and $4.00 on the grant date and settlement date respectively, resulting in a loss on settlement of $9,154.

Shares Issued for debt issuance costs

On November 28, 2017, pursuant to a Securities Purchase Agreement and Convertible Note Agreement with Labrys (see Note 10), the Company considered issued to Labrys 336, shares of the Company's common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of November 20, 2017. Prior to the February 7, 2018 amendment discussed below, pursuant to ASC 260 the 336, shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018, the Company amended the terms of the convertible note dated November 28, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company's treasury. On February 16, 2018, the Company issued the 336, shares at the then market close price of $89.98 per share for a value of $30,234, which was expensed.

On February 16, 2018, pursuant to a Securities Purchase Agreement and Convertible Note Agreement with Labrys (see Note 10), the Company issued to Labrys 421, shares of the Company's common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Prior to the February 7, 2018, amendment discussed below, pursuant to ASC 260 the 421 shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018, the Company amended the terms to the convertible note dated December 26, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company's treasury. On February 16, 2018, the Company issued the 421, shares at the then market close price of $90.04 per share for a value of $37,911, which was expensed.

Shares Issued Under 3(a)(10)

The Company issued common shares to Livingston Asset Management, pursuant to its senior secured creditor's (TCA) Replacement Note A and the related 3(a)(10) settlement (see Note 10).

Between March 14, 2018 and October 29, 2018, 101,624 common shares were issued by the Company and sold by Livingston, with 71,624 shares issued and sold through September 30, 2018, and the remaining 30,000 issued as of September 30, 2018 and sold as of November 22, 2018.

The shares of the Company's common stock issued under section 3(a)(10) of the Securities Act, have been initially recorded at par value with an equal charge to additional paid-in capital and proceeds of $308,100 and pro rata note premium of $204,989 totaling $513,089 have been recorded as equity relating to these issued shares as of September 30, 2018.

Between February 4, 2019 and September 30, 2019, 1,273,261 common shares were issued to Livingston of which 220,239 shares remained under Livingston's control as of September 30, 2019. The issuances totaling $127,328 were credited to common stock with the same amount charged to additional paid in capital until remitted to TCA (see below). Refer to note 18.

Common Stock Sold for Settlement Payment of 3(a)(10)

On November 22, 2018 Livingston Asset Management finalized sale of 30,000 shares of common stock and remitted a payment to TCA for $45,320 in partial settlement of TCA Note A under the terms of the 3(a)(10) agreement. The liability was reduced by $45,320. The principal reduction of $45,320 and related debt premium of $30,618 were recorded as additional paid in capital.

Between February 4, 2019 and March 27, 2019, 645,728 shares were sold and settled. Livingston remitted payments of $225,000, in partial settlement of the TCA Note A, under the 3(a)(10) arrangement. The liability was reduced by $225,000; the principal reduction of $225,000 and the related debt premium of $150,000 were recorded as additional paid in capital.

In total $270,320, was remitted to TCA reducing the related note from $691,907 to $421,587 during the year ended September 30, 2019 and $180,618 was charged to debt premium reducing the balance to $281,054 at September 30, 2019.

Shares Issued for Warrant Exercise

On October 17, 2018, Crown Bridge Partners was issued 35,420, common shares at $7.20, in a cashless exchange for 39,991, warrants surrendered. $68,232, was recorded as equity and derivative liabilities were reduced by the same amount.

On January 4, 2019, Crown Bridge Partners was issued 52,101, common shares at $0.2235, in a cashless exchange for 58,230, warrants surrendered. $28,892, was recorded as equity and derivative liabilities were reduced by the same amount.

On February 6, 2019, Crown Bridge Partners was issued 60,612 common shares at $0.6815, in a cashless exchange for 69,375, warrants surrendered. $41,307, was recorded as equity and derivative liabilities were reduced by the same amount.

In total $138,430, was reclassified from derivative liability to additional paid in capital.

Shares Issued for Conversion of Convertible Notes

During the year ended September 30, 2018 the Company issued 605,809, common shares to convertible note holders upon contractual conversion of principal, default charges and accrued interest totaling $1,537,184. The credit to equity of $2,135,815, includes the fair value of shares issued upon conversion of convertible notes with embedded conversion option derivatives and the reclassification of debt premiums on convertible notes treated as stock settled debt.

Between November 1, 2018, and December 5, 2018 Jefferson Street Capital was issued 128,620, common shares for conversion of principal related to the Porta Pellex note assignment and restatement (See Note 11). The note was converted at contractual rates and the shares issued had aggregate fair values on the conversion dates of $166,929. The note principal of $62,500, interest due of $7,500, and fees of $4,400, were fully liquidated as a result of the conversions. Derivative liabilities of $78,471 were reclassified to additional paid in capital, debt discount of $62,500 was amortized to interest expense and loss on debt extinguishment of $14,057 was recorded.

Between November 6, 2018, and November 27, 2018 Trillium Partners LP was issued 115,669, common shares for conversion of $62,500, principal related to the Porta Pellex note assignment and restatement (See Note 11). The note principal of $62,500, accrued interest or $7,500, and fees of $2,290 were fully liquidated as a result of the conversions. The note was converted at contractual rates. Debt premiums of $62,500 were recorded as additional paid in capital.

On January 8, 2019, Livingston Asset Management, LLC converted $9,500, of principal, $682, of accrued interest and $1,145, in fees for the fee note issued June 1, 2018, for 45,306, common shares at the contractual price of $0.25. $9,500, was reclassified from debt premium to additional paid in capital at conversion. The unliquidated balance of the fee note was $3,000, following the conversion.

On January 18, 2019, Livingston Asset Management converted $3,000, of the remaining principal balance, $24, of accrued interest and $1,145, in fees for the fee note issued June 1, 2018, and $12,500, of principal, $678, of accrued interest and $1,145, in fees from the fee note issued July 1, 2018, for total of 73,968, shares of common stock at the contracted price of $0.25. $15,500, was reclassified from debt premium to additional paid in capital at conversion. The notes were fully liquidated following the conversions.

On February 11, 2019, Livingston Asset Management converted $12,500, of principal, $654, of accrued interest and $1,145, in fees from the fee note issued August 1, 2018, for 47,664, common shares at the contracted price of $0.30. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

On March 18, 2019, Livingston Asset Management converted $12,500, of principal, $640, of accrued interest and $1,145, in fees from the fee note issued September 1, 2018, for 47,618, common shares at the contracted price of $0.30. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

For the Livingston Asset Management LLC conversions noted above from January 8, 2019 to March 18, 2019, total debt, interest and fees were $58,403, and related debt premium of $50,000, resulted in credits to equity of $108,403.

On April 3, 2019, Livingston Asset Management converted $12,500, of principal, $627, of accrued interest and $1,250, in fees from the fee note issued October 1, 2018, for 71,884, common shares at the contracted price of $0.20. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

On June 19, 2019, Livingston Asset Management converted $12,500, of principal, $757, of accrued interest and $1,250, in fees from the fee note issued November 1, 2018, for 145,069, common shares at the contracted price of $0.10. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

On June 25, 2019, Livingston Asset Management converted $2,125, of principal, $658, of accrued interest and $1,250, in fees from the fee note issued November 1, 2018, for 80,651, common shares at the contracted price of $0.10. The remaining principal balance was $10,375, as of September 30, 2019. $2,125, was reclassified from debt premium to additional paid in capital at conversion.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the years ended September 30, 2019 and 2018.

For the year ended September 30, 2019 and 2018, the Company recorded $265,113 and $137,969 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at September 30, 2019 amounted to $353,265. The weighted average period over which share-based compensation expense related to these options will be recognized is approximately 2 years.

For the years ended September, 2019 and 2018, a summary of the Company's stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	44,351	$210.00	9.27	$-	$-
Forfeited	(25,846)	200.00			-
Outstanding at September 30, 2018	18,505	220.00	8.46	-	-
Forfeited	(750)	-	-	-
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Exercisable at September 30, 2019	12,838	$210.00	6.84	$-	$-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On September 9, 2016, 500 5-year warrants exercisable at $0.01 per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000.

On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350. On December 20, 2017 an additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of September 30, 2019, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 1,197,770 common shares and the related derivative liability is $119,747.

For the years ended September 30, 2019 and 2018, a summary of the Company's warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	500	$10.00	2.94	$360.00	$-
Granted	300
Anti-Dilution	68,779	$1.51	4.08	3.60	$185,822
Outstanding and exercisable at September 30, 2018	69,579	$1.58	4.1	$-	$185,822
Exercised	(167,596)	$0.158	4.1	$-
Anti-Dilution adjustments during 2019	1,296,287
Outstanding and exercisable at September 30, 2019	1,198,270	$.04			71,867